Employees - Summary of Total compensation cost for persons Employed by the Group (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee [line items]
Share-based payment expenses	£ 1,558	£ 1,636	£ 2,190
Total employee benefit expenses	10,669	8,007	6,198
Research and development expenses [member]
Disclosure of employee [line items]
Salaries	3,046	2,824	1,792
Social security costs	397	110	(30)
Pension contributions	66	62	73
Share-based payment expenses	446	152	526
Administrative expenses [member]
Disclosure of employee [line items]
Salaries	4,832	3,384	2,903
Social security costs	681	(124)	(828)
Pension contributions	89	114	99
Share-based payment expenses	£ 1,112	£ 1,485	£ 1,663